INVESTMENT OPERATIONS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investment operations
Amortized Cost	$ 23,522,475,000	$ 21,603,219,000
Gross Unrealized Gains	2,283,303,000	1,065,560,000
Gross Unrealized Losses	(448,457,000)	(381,707,000)
Fair Value	25,357,321,000	22,287,072,000
Total OTTI Recognized in OCI	(52,652,000)	(14,135,000)
Fixed maturities
Investment operations
Amortized Cost	23,177,993,000	21,026,942,000
Gross Unrealized Gains	2,277,310,000	1,050,471,000
Gross Unrealized Losses	(431,822,000)	(376,425,000)
Fair Value	25,023,481,000	21,700,988,000
Total OTTI Recognized in OCI	(52,578,000)	(14,107,000)
Trading securities	3,000,000,000	3,000,000,000
Amortized Cost
Due in one year or less	565,556,000
Due after one year through five years	4,397,791,000
Due after five years through ten years	5,924,918,000
Due after ten years	12,289,728,000
Total	23,177,993,000
Fair Value
Due in one year or less	574,037,000
Due after one year through five years	4,554,896,000
Due after five years through ten years	6,353,617,000
Due after ten years	13,540,931,000
Total	25,023,481,000
Residential mortgage-backed securities
Investment operations
Amortized Cost	2,345,578,000	2,552,207,000
Gross Unrealized Gains	82,594,000	49,970,000
Gross Unrealized Losses	(86,042,000)	(113,051,000)
Fair Value	2,342,130,000	2,489,126,000
Total OTTI Recognized in OCI	(47,806,000)	(19,385,000)
Commercial mortgage-backed securities
Investment operations
Amortized Cost	531,322,000	169,530,000
Gross Unrealized Gains	24,466,000	6,429,000
Gross Unrealized Losses	(4,229,000)	(933,000)
Fair Value	551,559,000	175,026,000
Other asset-backed securities
Investment operations
Amortized Cost	997,398,000	966,536,000
Gross Unrealized Gains	6,529,000	679,000
Gross Unrealized Losses	(90,898,000)	(59,824,000)
Fair Value	913,029,000	907,391,000
Total OTTI Recognized in OCI	(6,559,000)	(714,000)
U.S. government-related securities
Investment operations
Amortized Cost	1,150,525,000	1,136,477,000
Gross Unrealized Gains	65,212,000	33,999,000
Gross Unrealized Losses	(58,000)	(2,881,000)
Fair Value	1,215,679,000	1,167,595,000
Other government-related securities
Investment operations
Amortized Cost	88,058,000	195,478,000
Gross Unrealized Gains	4,959,000	5,744,000
Gross Unrealized Losses		(15,000)
Fair Value	93,017,000	201,207,000
States, municipals, and political subdivisions
Investment operations
Amortized Cost	1,154,374,000	983,392,000
Gross Unrealized Gains	173,408,000	8,754,000
Gross Unrealized Losses		(22,535,000)
Fair Value	1,327,782,000	969,611,000
Corporate bonds
Investment operations
Amortized Cost	16,910,738,000	15,023,322,000
Gross Unrealized Gains	1,920,142,000	944,896,000
Gross Unrealized Losses	(250,595,000)	(177,186,000)
Fair Value	18,580,285,000	15,791,032,000
Total OTTI Recognized in OCI	1,787,000	5,992,000
Equity securities
Investment operations
Amortized Cost	328,833,000	337,740,000
Gross Unrealized Gains	5,993,000	15,089,000
Gross Unrealized Losses	(16,635,000)	(5,282,000)
Fair Value	318,191,000	347,547,000
Total OTTI Recognized in OCI	(74,000)	(28,000)
Trading securities	17,000,000	11,900,000
Short-term investments
Investment operations
Amortized Cost	15,649,000	238,537,000
Fair Value	15,649,000	238,537,000
Trading securities	$ 85,800,000	$ 114,300,000